Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following pay versus performance table to illustrate the relationship between executive compensation actually paid (“CAP”), as calculated under applicable SEC rules, and our financial performance.

The table presented below discloses CAP  for the following named executive officers ("NEOs"): (i) our principal executive officer (“PEO”), Mr. Peterson, (ii) our former Co-Chief Executive Officer and Co-President, Mr. Rozek (our "Former Co-PEO"), and (ii) and Joshua Weisenburger, our Chief Financial Officer, who is the only named executive officer currently other than Mr. Peterson ( the “Non-PEO NEO”). Total compensation for our PEO, our former Co-PEO and the Non-PEO NEO is not tied to any specific company performance measures. The amounts set forth below may vary significantly year over year due to factors such as stock price volatility.

Year	Summary Compensation Table ("SCT") Total for PEO - Adam K. Peterson	SCT Total for Former Co- PEO - Alex B. Rozek	CAP to PEO - Adam K. Peterson	CAP to Former Co-PEO - Alex B. Rozek	Average SCT Table Total for Non-PEO NEO (1,4)	Average CAP to Non-PEO NEO (1,4)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (2)	Net Income (Loss) Attributable to Common Stockholders	Net Loss from Operations (3)	Total Revenues
2024	$670,220	$3,246,962 (5)	$670,220	$3,246,962 (5)	$542,391	$537,885	$49.35	($1,292,450)	($8,467,478)	$108,274,901
2023	$668,817	$669,855	$668,817	$669,855	$910,484	$846,541	$54.75	($7,004,009)	($8,852,403)	$96,253,736
2022	$612,200	$612,200	$612,200	$612,200	$391,392	$391,392	$92.24	$10,233,400	($5,229,895)	$81,234,194
(1)	Mr. Weisenburger is the Named Executive Officer included as the "Non-PEO NEO" in this Pay versus Performance discussion.
(2)	Calculations are based on the closing per share price for the Company's Class A common stock of $28.73 on December 31, 2021, $26.50 on December 31, 2022, $15.73 as reported on December 31, 2023 and $14.18 as of December 31, 2024.
(3)	Includes depreciation and amortization expenses of $22,179,699 in Fiscal Year 2024, $19,565,035 in Fiscal Year 2023, and $15,123,857 in Fiscal Year 2022.
(4)	Consists of compensation earned by Mr. Weisenburger, our Chief Financial Officer, in 2022, 2023 and 2024 consisting of (i) a base salary of $320,000 in 2024, $290,000 in 2023, and $275,000 in 2022, (ii) a cash bonus of $140,000 in 2024, $170,000 in 2023, and $105,000 in 2022, (iii) a restricted stock grant for 3,322 shares of Class A common stock which was issued in February 2025 for services provided in 2024, and which shares are fully vested as of the date of grant, (iv) a restricted stock grant for 8,440 shares of Class A common stock which was issued in February 2024 for services provided in 2023, and which shares are fully vested as of the date of grant, and (v) a restricted stock grant for 11,559 shares of Class A common stock which was issued in January 2023 for services rendered in 2022 and 2021, which shares vest as follows: 5,029 shares vested on the date of the grant, 3,265 shares vested on January 2, 2024 and the remaining 3,265 shares vested on January 2, 2025. The value of these restricted stock awards is measured at the grant date fair value calculated in accordance with FASB ASC Topic 718. The shares of our Class A common stock issued to Mr. Weisenburger in 2025 and 2024 were issued at his request in lieu of a portion of his cash bonus earned for each of 2024 and 2023, respectively.
(5)	See Note 2 to the Executive Compensation Table on page 15 of this Proxy Statement regarding separation payments made to Mr. Rozek in 2024.

Adjustment To PEO Compensation, Footnote

(a)  Each of our PEO and our Former Co-PEO did not receive equity grants for which adjustments to the SCT are required to calculate CAP. The following adjustments were made to calculate the CAP from the compensation included in the SCT for the non-PEO Named Executive Officer.

	Name	Year	Summary Compensation Table Total for PEO	Exclusion of Stock and Option Awards from Summary Compensation Table for PEO	Inclusion of Year-End Fair Value of Equity Awards Granted During Year that Remained Outstanding and Unvested as of Last Day of the Year for PEO	Inclusion of Vesting Date Fair Value of Awards Granted During Year that Vested During Year for PEO	Inclusion of Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in any Prior Year that Vested During Year for PEO	Exclusion Of Fair Value At Last Day of Prior Year of Equity Awards Forfeited During Year for PEO	CAP Actually Paid to PEO ($)
	Adam K. Peterson	2024	$670,220	-	-	-	-	-	$670,220
PEO		2023	$668,817	-	-	-	-	-	$668,817
		2022	$612,200	-	-	-	-	-	$612,200
	Alex B. Rozek	2024 (6)	$3,246,962	-	-	-	-	-	$3,246,962
Former Co-PEO		2023	$669,855	-	-	-	-	-	$669,855
		2022	$612,200	-	-	-	-	-	$612,200

(6)	See note 2 to the Executive Compensation Table on page 15 of this Proxy Statement regarding separation payments made to Mr. Rozek in May 2024.

Non-PEO NEO Average Total Compensation Amount	$ 542,391	$ 910,484	$ 391,392
Non-PEO NEO Average Compensation Actually Paid Amount	$ 537,885	846,541	391,392
Adjustment to Non-PEO NEO Compensation Footnote

Reconciliation of Summary Compensation Table Total to CAP for Non-PEO NEO

Year	2024	2023	2022
SCT Total	$542,391	$910,484	$391,392
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	-	(295,000)	-
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	-	102,717	-
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	(5,061)	-	-
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	555	-	-
Plus: Fair Value of Equity Awards Granted and Immediately Vested in the Fiscal Year (7)	-	128,340	-
CAP Total	$537,885	$846,541	$391,392

(7)  Equity grants awarded to Mr. Weisenburger for fiscal years 2023 and 2024, and which were paid in January 2024 and January 2025, respectively, were issued at Mr. Weisenburger's request in lieu of a portion of his cash bonus for that year. The value of these restricted stock awards is measured at the grant date fair value calculated in accordance with FASB ASC Topic 718.

Compensation Actually Paid vs. Total Shareholder Return

Description of Relationship Between PEOs and Non-PEO NEO CAP and Company Total Shareholder Return (“TSR”)

The following table sets forth the relationship between the CAP to our PEOs, the CAP to our Non-PEO NEO, and the Company’s cumulative TSR from December 31, 2022 through December 31, 2024.

Year	CAP to our First PEO-Adam Peterson	CAP to our Second Former PEO Ales Rozek	CAP to our Non-PEO NEO	Cumulative TSR of $100 Invested Over the Three Most Recently Completed Fiscal Years
2024	$670,220	$3,246,962	$537,885	$49.35
2023	$668,817	$669,855	$846,541	$54.75
2022	$612,200	$612,200	$391,392	$92.24

Compensation Actually Paid vs. Net Income

Description of Relationship Between PEOs and Non-PEO NEO CAP and Net Income

The following table sets forth the relationship between the CAP to our PEOs, the  CAP to our Non-PEO NEO, and the Company’s Net Income (Loss) during the three most recently completed fiscal years.

Year	CAP to our First PEO- Adam Peterson	CAP to our Former Second PEO - Alex Rozek	CAP to our Non-PEO NEO	Net Income (Loss) for the Three Most Recently Completed Fiscal Years (8)
2024	$670,220	$3,246,962	$537,885	($1,292,450)
2023	$668,817	$669,855	$846,541	($7,004,009)
2022	$612,200	$612,200	$391,392	$10,233,400

(8)

Net income (loss) includes depreciation and amortization charges which totaled $22,179,699 in Fiscal Year 2024, $19,565,035 in Fiscal Year 2023 and $15,123,857 in Fiscal Year 2022. During Fiscal Year 2024, we also incurred approximately $4.1 million in one-time employee costs and professional fees associated with the payment of sums to Mr. Rozek under the Separation Agreement.

Total Shareholder Return Amount	$ 49.35	54.75	92.24
Net Income (Loss)	$ (1,292,450)	$ (7,004,009)	$ 10,233,400
Company Selected Measure Amount	(8,467,478)	(8,852,403)	(5,229,895)
Measure:: 1
Pay vs Performance Disclosure
Other Performance Measure, Amount	108,274,901	96,253,736	81,234,194
Mr. Peterson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 670,220	$ 668,817	$ 612,200
PEO Actually Paid Compensation Amount	$ 670,220	668,817	612,200
PEO Name	Adam K. Peterson
Mr. Rozek [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,246,962	669,855	612,200
PEO Actually Paid Compensation Amount	$ 3,246,962	669,855	612,200
PEO Name	Alex B. Rozek
PEO | Mr. Peterson [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0	0
PEO | Mr. Peterson [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Mr. Peterson [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Mr. Peterson [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Mr. Peterson [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Mr. Rozek [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Mr. Rozek [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Mr. Rozek [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Mr. Rozek [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Mr. Rozek [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(295,000)	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	102,717	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,061)	0	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	128,340	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 555	$ 0	$ 0